SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]

31.  SUBSEQUENT EVENTS

Completion of the Acquisition of Gatos Silver Inc.

On January 16, 2025, the Company completed its acquisition of Gatos, and as a result, Gatos became a wholly-owned subsidiary of the Company.  The Company issued an aggregate of 177,433,006 common shares of the Company to acquire all of the issued and outstanding shares of common stock of Gatos (in addition to a nominal amount of cash in lieu of fractional First Majestic common shares), resulting in former Gatos shareholders holding approximately 38% of the issued and outstanding common shares of the Company post-closing on a fully diluted basis. In addition, the Merger Agreement provided for the issuance by First Majestic of options to purchase an aggregate of 8,242,244 First Majestic common shares in exchange for all existing Gatos options at exercise prices adjusted by the Exchange Ratio. All existing RSUs and DSUs of Gatos were settled on January 28, 2025 for an aggregate of 2,207,762 First Majestic common shares.

The Company has  determined that this transaction represents a business combination with the Company identified as the acquirer. Based on the January 16, 2025 opening share price of the First Majestic's common shares, the total consideration of the acquisition is $1.07 billion. Since the transaction closed in January 2025 and Gatos' year-end financial information has not been finalized as of the date of this financial statement, the Company had insufficient time to complete the business combination accounting. As a result, the Company has not completed the initial allocation of the purchase price and has not disclosed the amounts recognized as of the acquisition date for each major class of assets acquired and liabilities assumed. The Company began consolidating the operating results, cash flows and net assets of Gatos from January 16, 2025 and will disclose the preliminary purchase price allocation in its unaudited condensed interim consolidated financial statements for the quarter ended March 31, 2025.

Declaration of Quarterly Dividend

On February 19, 2025, the Company's Board of Directors approved the declaration of its quarterly common share dividend of $0.0057 per share, payable on or after March 14, 2025, to common shareholders of record as at the close of business on  February 28, 2025. This dividend was declared subsequent to the quarter-end and has not been recognized as a distribution to owners during the period ended December 31, 2024.